Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Equity	Shareholder's Deficit

Capital Contributions from AES
DP&L's approved six-year 2017 ESP restricts DPL from making dividend payments to its parent company, AES, during the term of the ESP, as well as from making tax-sharing payments to AES during the term of the DMR. The 2017 ESP also requires that existing tax payments owed by DPL to AES, and similar tax payments that accrue during the term of the DMR, be converted into equity investments in DPL.

For the nine months ended September 30, 2019 and 2018, AES made capital contributions of $2.7 million and $30.2 million, respectively, by converting the amount owed to it by DPL related to tax-sharing payments for current tax liabilities.

Redeemable Preferred Stock of Subsidiary
On October 13, 2016 (the "Redemption Date"), DPL's subsidiary, DP&L redeemed all of its issued and outstanding preferred stock, consisting of the following series: Preferred Stock, 3.75% Series A, Cumulative (the “Series A Stock”); Preferred Stock, 3.75% Series B, Cumulative (the “Series B Stock”); and Preferred Stock, 3.90% Series C, Cumulative (the “Series C Stock” and, together with the Series A Stock and the Series B Stock, the “Preferred Stock”). On the Redemption Date, the Preferred Stock of each series was redeemed at the following prices as specified in DP&L’s Amended and Restated Articles of Incorporation, plus, in each case an amount equal to all accrued dividends payable with respect to such Preferred Stock to the Redemption Date: a price of $102.50 per share for the Series A Stock, a price of $103.00 per share for the Series B Stock, and a price of $101.00 per share for the Series C Stock. Dividends on the Preferred Stock ceased to accrue on the Redemption Date. Upon redemption, the Preferred Stock was no longer outstanding, and all rights of the holders thereof as shareholders of DP&L, except the right to payment of the redemption price, ceased to exist. The difference between the carrying value of the Redeemable Preferred Stock of Subsidiary and the redemption amount was charged to Other paid-in capital.

Dividend Restrictions
DPL’s Amended Articles of Incorporation (the Articles) contain provisions which state that DPL may not make a distribution to its shareholder or make a loan to any of its affiliates (other than its subsidiaries), unless: (a) there exists no Event of Default (as defined in the Articles) and no such Event of Default would result from the making of the distribution or loan; and either (b)(i) at the time of, and/or as a result of, the distribution or loan, DPL’s leverage ratio does not exceed 0.67 to 1.00 and DPL’s interest coverage ratio is not less than 2.50 to 1.00 or, (b)(ii) if such ratios are not within the parameters, DPL’s senior long-term debt rating from one of the three major credit rating agencies is at least investment grade. Further, the restrictions on the payment of distributions to a shareholder and the making of loans to its affiliates (other than subsidiaries) cease to be in effect if the three major credit rating agencies confirm that a lowering of DPL’s senior long-term debt rating below investment grade by the credit rating agencies would not occur without these restrictions. DPL is also restricted from making dividend and tax sharing payments from DPL to AES per its 2017 ESP. This order restricts dividend payments from DPL to AES during the term of the ESP and restricts tax sharing payments from DPL to AES during the term of the DMR.

Common Stock
Effective on the Merger date, DPL's Amended Articles of Incorporation provided for 1,500 authorized common shares, of which one share is outstanding at December 31, 2018.

As described above, DPL’s Amended Articles of Incorporation contain restrictions on DPL’s ability to make dividends, distributions and affiliate loans (other than to its subsidiaries), including restrictions on making such dividends, distributions and loans if certain financial ratios exceed specified levels and DPL’s senior long-term debt rating from a rating agency is below investment grade. As of December 31, 2018, DPL’s leverage ratio was at 1.47 to 1.00 and DPL’s senior long-term debt rating from a major credit rating agency was below investment grade. As a result, as of December 31, 2018, DPL was prohibited under its Articles of Incorporation from making a distribution to its shareholder or making a loan to any of its affiliates (other than its subsidiaries).

DP&L has 50,000,000 authorized common shares, of which 41,172,173 are outstanding at December 31, 2018. All common shares are held by DP&L’s parent, DPL.

Capital Contributions from AES
In DP&L's approved six-year 2017 ESP, the PUCO imposed restrictions on DPL making dividend payments to its parent company, AES, during the term of the ESP, as well as on making tax-sharing payments to AES during the term of the DMR. The PUCO also required that existing tax payments owed by DPL to AES, and similar tax payments that accrue during the term of the DMR, be converted into equity investments in DPL.

As such, AES agreed to make non-cash capital contributions of 97.1 million and waive the amount owed to it by DPL related to tax-sharing payments for current tax liabilities through December 31, 2017. For the year ended December 31, 2018, AES made capital contributions of 40.0 million by converting the amount owed to it by DPL related to tax-sharing payments for current tax liabilities. See Note 8 – Income Taxes for additional information.